Note 7 - Risk Management - Simulated Scenarios (Details)	Dec. 31, 2020 EUR (€)
Europe [Member]
Breakdown levels of VaR Line Items
Value At Risk	€ (121,051,322)
Mexico [Member]
Breakdown levels of VaR Line Items
Value At Risk	(69,081,505)
Peru [Member]
Breakdown levels of VaR Line Items
Value At Risk	(7,583,954.834)
Venezuela [Member]
Breakdown levels of VaR Line Items
Value At Risk	0
Argetina [Member]
Breakdown levels of VaR Line Items
Value At Risk	(8,396,600.88)
Colombia [Member]
Breakdown levels of VaR Line Items
Value At Risk	(4,267,337.277)
Turkey [Member]
Breakdown levels of VaR Line Items
Value At Risk	€ (8,458,508)